SUPPLEMENT DATED AUGUST 1, 2008

TO PROSPECTUSES DATED MAY 1, 2008
FOR SUN LIFE FINANCIAL MASTERS ACCESS NY, SUN LIFE FINANCIAL MASTERS EXTRA NY,
SUN LIFE FINANCIAL MASTERS CHOICE NY, SUN LIFE FINANCIAL MASTERS FLEX NY,

TO PROSPECTUS DATED MAY 21, 2007
FOR FUTURITY NY,

TO PROSPECTUSES DATED MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERS REWARD NY,
SUN LIFE FINANCIAL MASTERS SELECT NY,

and
TO PROSPECTUS DATED MAY 1, 2003
FOR FUTURITY ACCOLADE NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

This supplement contains information regarding changes to an investment option that is available under your Contract.

The name of the following investment option is changed to:

Old Name	New Name

SCSM Blue Chip Mid Cap Fund	SCSM WMC Blue Chip Mid Cap Fund

Please retain this supplement with your prospectus for future reference.

Blue Name Change (NY) 7/08